CONDENSED CONSOLIDATED STATEMENT OF PARTNERS' CAPITAL - USD ($) $ in Thousands	Total	Common Stock	Paid-in Capital in Excess of Par Value	Retained Earnings	Previously Reported	Previously Reported Common Stock	Previously Reported Paid-in Capital in Excess of Par Value	Outstanding Common Units	Members' Equity	Common Limited Partners	General Partner	Redeemable Convertible Preferred Units Series A
Beginning Balance at Dec. 31, 2017	$ 91,696								$ 91,696
Beginning Balance (in units) at Dec. 31, 2017								37,957,936
Cumulative effect of accounting change	(28,097)								(28,097)
Cumulative effect of accounting change | Impact of Adoption of FASB ASC 606	(4,040)								(4,040)
Balance, Adjusted at Dec. 31, 2017	63,599								63,599
Common unit awards under incentive plans	2,522								2,522
Common unit awards under incentive plans (in shares)								709
Net income (loss)	(72,699)								(72,699)
Ending Balance at Dec. 31, 2018	(10,618)								(10,618)
Ending Balance at Dec. 31, 2018	(6,578)				$ (10,618)					$ (2,570)	$ (4,008)
Ending Balance (in units) at Dec. 31, 2018								37,958,645
Ending Balance at Dec. 31, 2018	(10,618)
Common unit awards under incentive plans	277									277
Common unit awards under incentive plans (in shares)								301,826
Net income (loss)	(22,534)									(22,300)	(234)
Ending Balance at Mar. 31, 2019	(28,835)									(24,593)	(4,242)
Ending Balance (in units) at Mar. 31, 2019								38,260,471
Beginning Balance at Dec. 31, 2018	(6,578)				$ (10,618)					$ (2,570)	$ (4,008)
Beginning Balance at Dec. 31, 2018	(10,618)
Issuance of Series A Preferred Units	12,500											$ 12,500
Beginning Balance (in units) at Dec. 31, 2018								37,958,645
Issuance of Series A Preferred Units (in units)												11,322,465
Issuance of Series A Preferred Units-related party	45,000											$ 45,000
Balance, Adjusted at Dec. 31, 2018	(10,618)								(10,618)
Issuance of Series A Preferred Units - related party (in units)												40,760,868
Rights offering-related party									3,647			$ (3,647)
Rights offering - related party (in units)								3,039,380				(3,039,380)
GP Holdings' Merger consideration			$ (4,032)						4,032
GP Holdings' Merger consideration (in units)								2,950,000
Reduction to GP Holdings' Merger consideration related to SEC settlement-related party	(250)								(250)
Reduction to GP Holdings' Merger consideration related to SEC settlement - related party (in units)								(182,909)
Common unit awards under incentive plans	3,623								3,623
Common unit awards under incentive plans (in shares)								2,067,088
Units repurchased related to unit-based compensation	(803)								(803)
Units repurchased related to unit-based compensation (in units)								(428,802)
Net income (loss)	(151,942)								(151,942)
Effect of the C-CorporationConversion on owners' equity		$ 944,474	(1,042,932)						$ 152,311			$ (53,853)
Effect of the C-Corporation Conversion on owners' equity (in units)		94,447,356						(45,403,402)				(49,043,953)
Ending Balance at Dec. 31, 2019	(102,490)	$ 944	(103,434)			$ 944,474	$ (1,046,964)
Ending Balance (in shares) at Dec. 31, 2019		94,447,356
Common stock awards under incentive plans	375		375
Common stock awards under incentive plans (in shares)		29,746
Net income (loss)	9,003			$ 9,003
Ending Balance at Mar. 31, 2020	$ (93,112)	$ 944	$ (103,059)	$ 9,003
Ending Balance (in shares) at Mar. 31, 2020		94,477,102